Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
Under rules adopted pursuant to the Dodd-Frank Act, we are required to disclose certain information about the relationship between the compensation actually paid to our named executive officers and certain measures of company performance. The material that follows is provided in compliance with these rules; however, additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Executive Compensation Discussion and Analysis.”
The following table contains information pertaining to executive compensation actually paid and certain financial performance of the Company for our Principal Executive Officers (PEOs) and other NEOs
(Non-PEO
NEOs) who served during the relevant fiscal years calculated in accordance with Item 402(v) of SEC Regulation
S-K.
The pay versus performance information herein was not considered in making compensation decisions for the years presented.

							Value of Initial Fixed $100 investment based on:

Fiscal Year	Summary Compensation Table Total for PEO, Ms. Ardrey	Compensation Actually Paid (“CAP”) to PEO, Ms. Ardrey	Summary Compensation Table Total for PEO, Mr. Wallstrom	Compensation Actually Paid (“CAP”) to PEO, Mr. Wallstrom	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid (“CAP”) to Non-PEO NEOs (1)	Total Shareholder Return (“TSR”)	Peer Group Total Shareholder Return (2)	GAAP Net (Loss) Income ($ in millions) (3)	Adjusted EPS ($)

2024	$1,976,075	$3,404,946	N/A	N/A	$1,463,940	$1,528,470	$92.76	$58.68	$7.8	$0.55	(4)

2023	3,132,637	4,447,579	6,137,174	3,394,118	1,165,116	561,342	65.67	71.83	(59.7)	0.24	(5)

2022	N/A	N/A	3,072,544	1,973,870	1,006,028	789,228	93.61	98.50	17.8	0.66	(6)

(1)
The
non-PEO
NEOs include the following for each of the fiscal years presented: fiscal 2024: Mr. Schwindle, Mr. Enwright, Mr. Dely, and Ms. Hiatt; fiscal 2023: Mr. Enwright, Mr. Dely, Mr. Hull, and Mr. Korney; fiscal 2022: Mr. Enwright, Mr. Hull, Beatrice Mac Cabe, and Mary Beth Trypus.

(2)	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
(3)	Refer to the Financial Results within the Proxy Summary of this document for an explanation of items impacting comparability of the GAAP net (loss) income for each of the years presented.
(4)
During fiscal 2024, Vera Bradley, Inc. GAAP diluted EPS of $0.25 was impacted by $9.4 million of net after tax charges including $4.2 million of intangible asset impairment charges, $2.3 million for the amortization of definite-lived intangible assets, $2.2 million of severance charges, and $0.7 million of consulting and professional fees primarily associated with strategic initiatives. Collectively, these charges negatively impacted EPS by approximately $0.30 in fiscal 2024.

(5)
During fiscal 2023, GAAP loss per share of $(1.90) was negatively impacted by $67.4 million of after-tax
charges, or approximately $2.14 per share (on a comparable basis to performance targets), including $40.6 million of goodwill and intangible asset impairment charges; $12.2 million of inventory adjustments associated with Pura Vida excess inventory and mask products, the exit of certain technology products, and discounted inventory, as well as PO cancellation fees; $7.4 million of severance, retention, and former CEO stock-based compensation charges associated with retirement; $3.3 million of consulting and professional fees primarily associated with cost savings initiatives, the CEO search, and strategic initiatives; $1.8 million for the amortization of definite-lived intangible assets; $1.0 million of store and right-of-use
asset impairment charges; $0.8 million related to the new CEO sign-on
bonus and relocation expenses; and $0.3 million of goodMRKT brand exit costs.

(6)
During fiscal 2022, GAAP diluted EPS of $0.52 was negatively impacted by $4.8 million of after-tax
charges, or approximately $0.14 per share, including $3.0 million for incremental expense associated with the delayed renewal of GSP (Generalized System of Preferences) tariff relief and $1.8 million of charges related to the amortization of definite-lived intangible assets and store impairment charges.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	The
non-PEO
	NEOs include the following for each of the fiscal years presented: fiscal 2024: Mr. Schwindle, Mr. Enwright, Mr. Dely, and Ms. Hiatt; fiscal 2023: Mr. Enwright, Mr. Dely, Mr. Hull, and Mr. Korney; fiscal 2022: Mr. Enwright, Mr. Hull, Beatrice Mac Cabe, and Mary Beth Trypus.
Peer Group Issuers, Footnote	Represents the S&P 500 Apparel, Accessories, and Luxury Goods Index.
Adjustment To PEO Compensation, Footnote
CAP in the table above is calculated by adjusting the Summary Compensation Table (“SCT”) totals for the following items:
For PEO, Ms. Ardrey:

Fiscal Year	SCT Total for PEO, Ms. Ardrey	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2024	$1,976,075	$—	$—	$—	$1,257,988	$170,883	$—	$3,404,946

2023	3,132,637	(1,900,006)	3,214,948	$—	—	—	—	4,447,579

For PEO, Mr. Wallstrom:

Fiscal Year	SCT Total for PEO, Mr. Wallstrom	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2023	$6,137,174	$(1,399,998)	$238,367	$—	$(1,131,539)	$(84,689)	$(365,197)	$3,394,118

2022	3,072,544	(1,649,992)	1,123,726	—	(829,372)	256,964	—	1,973,870

Non-PEO NEO Average Total Compensation Amount	$ 1,463,940	$ 1,165,116	$ 1,006,028
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,528,470	561,342	789,228
Adjustment to Non-PEO NEO Compensation Footnote
For the average of
non-PEO
NEOs:

Fiscal Year	SCT Total for NEOs	Less: Grant Date Fair Value of Equity Awards in SCT	Plus: Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year	Plus: Fair Value of Equity Awards Vested and Granted During the Year	Plus (Less): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Plus (Less): Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested	Less: Fair Value from the Prior Year for Equity Awards Forfeited	Total—CAP

2024	$1,463,940	$(453,748)	$601,877	$—	$44,327	$14,569	$(142,495)	$1,528,470

2023	1,165,116	(480,001)	264,943	—	(204,610)	(18,334)	(165,772)	561,342

2022	1,006,028	(374,995)	255,396	—	(197,453)	100,252	—	789,228

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following details an unranked list of the financial measures we believe to be the most important measures used to link executive compensation actually paid to Company performance for fiscal 2024:

Net Revenue
Adjusted Operating Income
Adjusted EPS

Total Shareholder Return Amount	$ 92.76	65.67	93.61
Peer Group Total Shareholder Return Amount	58.68	71.83	98.5
Net Income (Loss)	$ 7,800,000	$ (59,700,000)	$ 17,800,000
Company Selected Measure Amount	0.55	0.24	0.66
Goodwill and Intangible Asset Impairment Charges	$ 4,200,000	$ 40,600,000
Severance and Retention Charges	2,200,000	7,400,000
Consulting and Professional Fees	700,000	3,300,000
Amortization	2,300,000	1,800,000	$ 1,800,000
Store and Right of use Asset Impairment Charges		1,000,000
Bonus and Relocation Expenses		800,000
MRKT Brand Exit Costs		300,000
Incremental expense			3,000,000
After-Tax Charges	$ 9.4	$ 67.4	$ 4.8
Earnings Per Share	$ 0.25	$ (1.9)	$ 0.52
Adjustments to GAAP Earnings Per Share	$ 0.3	$ 2.14	$ 0.14
Inventory Adjustments and Purchase Order Cancellation Fees		$ 12,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EPS
Ms. Ardrey [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,976,075	3,132,637
PEO Actually Paid Compensation Amount	$ 3,404,946	4,447,579
PEO Name	Ms. Ardrey
Mr. Wallstrom [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		6,137,174	$ 3,072,544
PEO Actually Paid Compensation Amount		3,394,118	1,973,870
PEO Name	Mr. Wallstrom
PEO | Ms. Ardrey [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,900,006)
PEO | Ms. Ardrey [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		3,214,948
PEO | Ms. Ardrey [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,257,988
PEO | Ms. Ardrey [Member] | Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	170,883
PEO | Mr. Wallstrom [Member] | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,399,998)	(1,649,992)
PEO | Mr. Wallstrom [Member] | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		238,367	1,123,726
PEO | Mr. Wallstrom [Member] | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,131,539)	(829,372)
PEO | Mr. Wallstrom [Member] | Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,689)	256,964
PEO | Mr. Wallstrom [Member] | Fair Value from the Prior Year for Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(365,197)
Non-PEO NEO | Grant Date Fair Value of Equity Awards in SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(453,748)	(480,001)	(374,995)
Non-PEO NEO | YearEnd Fair Value of Outstanding and Unvested Equity Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	601,877	264,943	255,396
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	44,327	(204,610)	(197,453)
Non-PEO NEO | Change in Fair Value from the Prior Year for Equity Awards Granted in Prior Year that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,569	(18,334)	$ 100,252
Non-PEO NEO | Fair Value from the Prior Year for Equity Awards Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (142,495)	$ (165,772)